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September 27, 2018

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust 401 (the “Fund”)

(File No. 333-226556) (CIK# 1746932)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on August 3, 2018. The Fund consists of a unit investment trust, Smart Trust, Dynamic Sector Income Trust, Series 22 (the “Trust”). We received verbal comments from the staff of the Commission in a conversation between Anu Dubey and Matthew Wirig on August 28, 2018 requesting that we make certain changes to the Registration Statement and address certain other concerns. We have responded to or addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The comment requested that the third paragraph under “Investment Summary—Principal Investment Strategy” disclose that the funds may invest in high yield or “junk” securities if there is a possibility that funds in the trust’s portfolio might invest in these securities. The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that the second sentence under “Investment Summary—Principal Investment Strategy” clarify the definition of “funds”. The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the fourth sentence under “Investment Summary—Principal Investment Strategy” include a reference to mid-cap issuers. The prospectus has been updated in accordance with this comment.

Comment 4

The comment requested that the third paragraph under “Investment Summary—Principal Investment Strategy” be clarified to describe specific types of income-related investment strategies that funds held by the trust might invest with. The prospectus has been updated in accordance with this comment.

Comment 5

The comment requested that the first paragraph under “Investment Summary—Principal Investment Strategy” specify whether the Sponsor used specific market capitalization policies to select the equity securities or had policies relating to the funds’ market capitalization policies. The prospectus has been updated in accordance with this comment.

Comment 6

The comment requested that the third paragraph under “Investment Summary—Principal Investment Strategy” be clarified to describe whether the sponsor required specific maturity policies for the funds. The prospectus has been updated in accordance with this comment.

Comment 7

The comment requested that the fifth bullet point under “Investment Summary—Principal Risk Considerations” be modified to note that shares of the funds could also trade at a premium to their net asset value which also carries risk. The prospectus has been updated in accordance with this comment.

Comment 8

The comment requested that if the trust concentrates its investments and/or has a strategy to focus its investments in a particular sector, that disclosure be added under “Investment Summary—Principal Investment Strategy” and additional sub-bullets be added under “Investment Summary—Principal Risk Considerations”. The Sponsor does not have a strategy to focus its investments in a particular sector and does not anticipate that the final trust portfolio will concentrate in securities in a particular sector. If the final portfolio does include a concentration in securities in a particular sector, the prospectus will be updated in accordance with this comment.

Comment 9

The comment requested that the first paragraph under “Investment Summary—Principal Investment Strategy” include language noting that the trust and certain funds may invest in securities of companies located in “emerging markets”. The prospectus has been updated in accordance with this comment.

Comment 10

The comment requested that disclosure be added under “Risk Considerations—Exchange Traded Funds” relating to the risks associated with ETF shares being purchased by the trust at a premium. The prospectus has been updated in accordance with this comment.

Comment 11

The comment requested that risk disclosure relating to convertible contingent securities (“CoCos”) be added under “Risk Considerations—Convertible Securities”. The prospectus has been updated in accordance with this comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on October 25, 2018, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,
/s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP